Offsets	Jul. 14, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	BlackRock MuniAssets Fund, Inc.
Form or Filing Type	N-2
File Number	333-258015
Initial Filing Date	Aug. 24, 2021
Fee Offset Claimed	$ 1,234.47
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Shares of Common Stock, $0.10 par value
Unsold Securities Associated with Fee Offset Claimed | shares	4,767,963
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 76,764,204.00
Termination / Withdrawal Statement	A registration fee amount of $1,234.47, which represents that portion of the registration fee attributable to the unsold securities under the Registration Statement on Form N-2 (File No. 333-258015) initially filed on July 19, 2021, and amended by Pre-Effective Amendment No. 1 on August 24, 2021, is being applied to offset the registration fee currently due pursuant to Rule 457(p) under the Securities Act of 1933, as amended. The offering of unsold shares of common stock under any prior registration statement will be terminated upon effectiveness.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	BlackRock MuniAssets Fund, Inc.
Form or Filing Type	N-2
File Number	333-258015
Filing Date	Aug. 24, 2021
Fee Paid with Fee Offset Source	$ 1,423.55
Offset Note	A registration fee amount of $1,234.47, which represents that portion of the registration fee attributable to the unsold securities under the Registration Statement on Form N-2 (File No. 333-258015) initially filed on July 19, 2021, and amended by Pre-Effective Amendment No. 1 on August 24, 2021, is being applied to offset the registration fee currently due pursuant to Rule 457(p) under the Securities Act of 1933, as amended. The offering of unsold shares of common stock under any prior registration statement will be terminated upon effectiveness.